Investment Strategy	Apr. 15, 2026
Calamos Autocallable Income ETF | Calamos Autocallable Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
V.	The first paragraph under the heading “Principal Investment Strategies” in the Calamos Autocallable Income ETF’s prospectus is hereby deleted and replaced in its entirety with the following:

The Fund is a non-diversified, actively managed exchange-traded fund ("ETF") that, under normal market conditions, seeks to invest at least 80% of its total assets in U.S. Treasuries, cash, cash equivalents, box spreads and unfunded total return swaps that provide exposure to the Autocallable Index. The Fund will not attempt to replicate or track the Autocallable Index, but will instead use financial instruments such as total return swaps to gain exposure to the level of the Autocallable Index. The Fund intends to make periodic distributions to Investors in amounts that are determined in part by reference to the Autocallable Index. The Autocallable Index is designed to reflect the collective performance of a theoretical portfolio of 52 to 260 synthetic Autocallables arranged in a laddered structure with staggered entry points with similar fixed parameters (the "Parameters") as described below within the section entitled "Autocallable Index Portfolio Characteristics". The Autocallables' coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund's total return, is contingent and with respect to principal value at maturity, based on the performance of the MerQube US Large Cap Vol Advantage Index (the 'Underlying Reference Index'), which provides volatility adjusted exposure to E-Mini S&P 500 futures contracts. The Fund's portfolio will be comprised of unfunded total return swaps, U.S. Treasuries, cash, cash equivalents and "box spreads" (including box spread ETFs). The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, "box spreads" (which may include investment in box-spread ETFs) and unfunded total return swaps providing exposure to an Autocallable Index (the "Swap Agreements"). However, in order to meet its margin requirements on the Swap Agreements, the Fund may allocate all or a significant portion of its cash to investments in eligible collateral instruments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

VI.	The fifth paragraph under the heading “Principal Investment Strategies” in the Calamos Autocallable Income ETF’s prospectus is hereby deleted and replaced in its entirety with the following:

In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents. The Fund will also utilize "box spreads" that consist of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts ("Box Spreads"). The Fund may also invest in other exchange-traded funds which in turn invest principally in box spreads.

Calamos Nasdaq® Autocallable Income ETF | Calamos Nasdaq Autocallable Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
VII.	The first paragraph under the heading “Principal Investment Strategies” in the Calamos Nasdaq® Autocallable Income ETF’s prospectus is hereby deleted and replaced in its entirety with the following:

The Fund is a non-diversified, actively managed exchange-traded fund ("ETF") that, under normal market conditions, seeks to invest at least 80% of its total assets in U.S. Treasuries, cash, cash equivalents, "box spreads" and unfunded total return swaps that provide exposure to the MerQube Nasdaq-100® Vol Advantage Autocallable Index (the "Autocallable Index"). The Fund will not attempt to replicate or track the Autocallable Index, but will instead use financial instruments such as total return swaps to gain exposure to the level of the Autocallable Index. The Fund intends to make periodic distributions to Investors in amounts that are determined in part by reference to the Autocallable Index. The Autocallable Index is designed to reflect the collective performance of a theoretical portfolio of 52 to 260 synthetic Autocallables arranged in a laddered structure with staggered entry points with similar fixed parameters (the "Parameters") as described below within the section entitled "Autocallable Index Portfolio Characteristics". The Autocallables' coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund's total return, is contingent and with respect to principal value at maturity, based on the performance of the MerQube Nasdaq-100® Vol Advantage Index (the "Underlying Reference Index"), which provides volatility adjusted exposure to E-Mini Nasdaq-100® futures contracts. The Fund's portfolio will be comprised of unfunded total return swaps, U.S. Treasuries, cash, cash equivalents and "box spreads" (including box spread ETFs). The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, "box spreads" (which may include investment in box-spread ETFs) and unfunded total return swaps providing exposure to an Autocallable Index (the "Swap Agreements"). However, in order to meet its margin requirements on the Swap Agreements, the Fund may allocate all or a significant portion of its cash to investments in eligible collateral instruments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

VIII.	The fifth paragraph under the heading “Principal Investment Strategies” in the Calamos Nasdaq® Autocallable Income ETF’s prospectus is hereby deleted and replaced in its entirety with the following:

In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents. The Fund will also utilize "box spreads" that consist of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts ("Box Spreads"). The Fund may also invest in other exchange-traded funds which in turn invest principally in box spreads.